Consolidated Statements of Income (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Gross margin	$ 675
Impairment losses	305
Potash [member]
Gross margin	785
Nitrogen [member]
Gross margin	256
Phosphate [member]
Gross margin	(366)
Impairment losses	$ 305